UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [    ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Roark, Rearden & Hamot Capital Management, LLC*
Address:   420 Boylston Street
           Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot       Boston, MA       November 14, 2008
-----------------       ----------       -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $150,957
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number     Name

         1       28-11734                 Costa Brava Partnership III L.P.
         2       28-11736                 Roark, Rearden & Hamot, LLC
         3       28-11733                 Seth W. Hamot

                                                     Costa Brava Partnership III L.P.
                                               Form 13F Information Table as of 9/30/2008

                                                                     Market Value                       Voting Authority
                                                              PRN       Long     Investment   Other                            13F
     Description              Title of Class   Cusip         Amount     x1000    Discretion  Managers  Sole  Shares  None   Security

ACERGY SA                     SPONSORED ADR    00443E104    100,000   1,006.00   x           x         x     x       x        Yes
ACTIVIDENTITY CORP            COM              00506P103    901,425   2,037.22                                                Yes
ACTUATE CORP                  COM              00508B102    200,000     700.00                                                Yes
ALESCO FINL INC               NOTE 7.625% 5/1  014485AB2  4,704,000   2,340.24                                                Yes
ALESCO FINL INC               COM              014485106    500,000     450.00                                                Yes
AUTOBYTEL INC                 COM              05275N106      1,671       1.79                                                Yes
BASSETT FURNITURE INDS INC    COM              070203104    504,703   4,315.21                                                Yes
BELDEN INC                    COM              077454106     35,000   1,112.65                                                Yes
BOOTS & COOTS/INTL WELL CTRL  COM NEW          099469504    379,500     732.44                                                Yes
DG FASTCHANNEL INC            CALL             23326R9CX       -500    -133.75                                                Yes
DG FASTCHANNEL INC            CALL             23326R9LX       -600    -103.50                                                Yes
IMPAC MTG HLDS INC            CALL             45254P9AA     -1,000     -10.00                                                Yes
CALLIDUS SOFTWARE INC         COM              13123E500    150,000     594.00                                                Yes
CCA INDS INC                  COM              124867102    574,300   3,106.96                                                Yes
CERADYNE INC                  COM              156710105    230,000   8,431.80                                                Yes
DG FASTCHANNEL INC            COM              23326R109    936,233  20,522.23                                                Yes
DIVX INC                      COM              255413106    582,615   3,769.52                                                Yes
ENTORIAN TECHNOLOGIES INC     COM              29383P100  1,102,173     683.35                                                Yes
ENTRUST INC                   COM              293848107    539,000   1,158.85                                                Yes
GENL CABLE CORP DEL NEW       COM              369300108    230,000   8,194.90                                                Yes
GOLD RESV INC                 CL A             38068N108    123,087     135.40                                                Yes
HI-TECH PHARMACAL INC         COM              42840B101    813,791   7,991.43                                                Yes
I-MANY INC                    COM              44973Q103    984,155     688.91                                                Yes
IMPAC MTG HLDGS INC           COM              45254P102      2,800       0.70                                                Yes
INTERDIGITAL INC              COM              45867G101     43,500   1,046.18                                                Yes
IXYS CORP                     COM              46600W106    573,616   5,214.17                                                Yes
KIRKLAND'S INC                COM              497498105    571,840   1,298.08                                                Yes
MEDQUIST INC                  COM              584949101  1,938,821   9,403.28                                                Yes
MITCHAM INDS INC              COM              606501104     89,032     898.33                                                Yes
MOTORCAR PTS AMER INC         COM              620071100    937,958   5,665.27                                                Yes
MSC SOFTWARE CORP             COM              553531104    223,500   2,391.45                                                Yes
NEWMARKET CORP                COM              651587107     35,000   1,839.60                                                Yes
NOBLE INTL LTD                COM              655053106    334,860   2,005.81                                                Yes
OCWEN FINL CORP               COM NEW          675746309  1,732,000  13,942.60                                                Yes
OMNIVISION TECHNOLOGIES INC   COM              682128103    300,560   3,429.39                                                Yes
ORANGE 21 INC                 COM              685317109    755,595   2,629.47                                                Yes
IMPAC MTG HLDS INC            PUT              45254P9MZ        -92     -20.24                                                Yes
IMPAC MTG HLDS INC            PUT              45254P9MA         -6      -2.82                                                Yes
RAINMAKER SYSTEMS INC         COM NEW          750875304    304,308     684.69                                                Yes
SEMGROUP ENERGY PARTNERS LP   COM UNIT LP      81662W108    891,714   6,224.16                                                Yes
SOURCEFIRE INC                COM              83616T108    226,900   1,654.10                                                Yes
SPDR GOLD TRUST               GOLD SHS         78463V107  30,000.00   2,552.10                                                Yes
TECHTEAM GLOBAL INC           COM              878311109  1,319,274   9,789.01                                                Yes
TIER TECHNOLOGIES INC         CL B             88650Q100     61,705     454.15                                                Yes
TRANCEND SERVICES INC         COM NEW          893929208    173,728   1,822.41                                                Yes
TRIMERIS INC                  COM              896263100    985,460   3,872.86                                                Yes
UNITED ONLINE INC             COM              911268100    500,000   4,705.00                                                Yes
VALASSIS COMMUNICATIONS INC   COM              918866104    200,000   1,732.00                                                Yes

                                                                       150,957